Benefit Plans (Schedule Of Benefit Plans) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Pension Costs
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 996	$ 992
Interest cost	2,482	2,769
Expected return on plan assets	(3,004)	(2,777)
Net cost	474	984
Postretirement Costs
Defined Benefit Plan Disclosure [Line Items]
Service cost	0	1
Interest cost	502	483
Net cost	$ 502	$ 484